INVENTORY (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2026	December 31, 2025

Raw materials and components	$64,824	$59,585
Work in progress	19,326	15,478
Finished goods	1,039	486

Total inventory	$85,189	$75,549